PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 87.5%
Common Stocks — 51.9%
Aerospace & Defense — 0.8%
Boeing Co. (The)*	21,750	$5,540,160
General Dynamics Corp.	9,500	1,724,820
Howmet Aerospace, Inc.*	15,080	484,520
Huntington Ingalls Industries, Inc.	1,900	391,115
L3Harris Technologies, Inc.	8,670	1,757,236
Lockheed Martin Corp.	10,120	3,739,340
Northrop Grumman Corp.	6,362	2,058,998
Raytheon Technologies Corp.	62,155	4,802,717
Teledyne Technologies, Inc.*	1,580	653,567
Textron, Inc.	9,800	549,584
TransDigm Group, Inc.*	2,300	1,352,216
		23,054,273
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	5,800	553,494
Deutsche Post AG (Germany)	6,232	342,225
Expeditors International of Washington, Inc.	7,300	786,137
FedEx Corp.	9,880	2,806,315
SG Holdings Co. Ltd. (Japan)	7,700	176,952
United Parcel Service, Inc. (Class B Stock)	29,300	4,980,707
Yamato Holdings Co. Ltd. (Japan)	2,900	79,801
		9,725,631
Airlines — 0.2%
Alaska Air Group, Inc.*	4,900	339,129
American Airlines Group, Inc.*(a)	23,800	568,820
Delta Air Lines, Inc.*	25,500	1,231,140
Southwest Airlines Co.*	24,300	1,483,758
United Airlines Holdings, Inc.*	11,500	661,710
		4,284,557
Auto Components — 0.1%
Aptiv PLC*	11,100	1,530,690
BorgWarner, Inc.	9,600	445,056
Cie Generale des Etablissements Michelin SCA (France)	340	50,933
Koito Manufacturing Co. Ltd. (Japan)	2,600	175,332
Sumitomo Electric Industries Ltd. (Japan)	1,600	24,086
Toyoda Gosei Co. Ltd. (Japan)	2,700	71,207
Toyota Industries Corp. (Japan)	200	17,868
		2,315,172
Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	657	68,274
Daimler AG (Germany)	4,512	402,694
Ford Motor Co.*	159,785	1,957,366
General Motors Co.*	51,500	2,959,190
Honda Motor Co. Ltd. (Japan)	3,300	99,225
Isuzu Motors Ltd. (Japan)	1,200	12,957
Mazda Motor Corp. (Japan)*	2,100	17,211
Stellantis NV	2,124	37,604
Suzuki Motor Corp. (Japan)	700	31,957
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Tesla, Inc.*(a)	31,280	$20,892,850
Toyota Motor Corp. (Japan)	1,700	132,817
Volkswagen AG (Germany)	65	23,581
Yamaha Motor Co. Ltd. (Japan)	600	14,779
		26,650,505
Banks — 2.4%
Australia & New Zealand Banking Group Ltd. (Australia)	5,797	124,215
Bank of America Corp.	311,341	12,045,783
BNP Paribas SA (France)*	5,669	346,120
BOC Hong Kong Holdings Ltd. (China)	7,500	26,337
Chiba Bank Ltd. (The) (Japan)	36,300	238,222
Citigroup, Inc.	85,135	6,193,571
Citizens Financial Group, Inc.	17,800	785,870
Comerica, Inc.	5,600	401,744
Commonwealth Bank of Australia (Australia)	3,949	258,720
Credit Agricole SA (France)*	11,283	163,713
DBS Group Holdings Ltd. (Singapore)	15,100	324,586
DNB ASA (Norway)	10,487	223,285
Fifth Third Bancorp	29,021	1,086,836
First Republic Bank	7,100	1,183,925
Huntington Bancshares, Inc.	38,836	610,502
Intesa Sanpaolo SpA (Italy)*	32,532	88,222
Japan Post Bank Co. Ltd. (Japan)	1,400	13,472
JPMorgan Chase & Co.	125,145	19,050,823
KeyCorp	39,300	785,214
M&T Bank Corp.	5,400	818,694
Mediobanca Banca di Credito Finanziario SpA (Italy)*	1,233	13,689
Mitsubishi UFJ Financial Group, Inc. (Japan)	24,300	129,067
Mizuho Financial Group, Inc. (Japan)	4,920	70,528
Nordea Bank Abp (Finland)	28,731	283,154
Oversea-Chinese Banking Corp. Ltd. (Singapore)	19,900	174,212
People’s United Financial, Inc.	15,300	273,870
PNC Financial Services Group, Inc. (The)	17,333	3,040,382
Regions Financial Corp.	37,703	778,944
Resona Holdings, Inc. (Japan)	4,000	16,809
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,021	36,894
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,000	144,917
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	600	20,924
SVB Financial Group*	2,200	1,086,052
Truist Financial Corp.	55,101	3,213,490
U.S. Bancorp	56,085	3,102,061
United Overseas Bank Ltd. (Singapore)	2,300	44,261
Wells Fargo & Co.	169,064	6,605,331
Zions Bancorp NA	6,350	348,996
		64,153,435
Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)	7,775	536,242
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Carlsberg A/S (Denmark) (Class B Stock)	195	$29,961
Coca-Cola Co. (The)	158,201	8,338,775
Coca-Cola HBC AG (Switzerland)*	420	13,366
Constellation Brands, Inc. (Class A Stock)	7,000	1,596,000
Diageo PLC (United Kingdom)	4,733	195,001
Kirin Holdings Co. Ltd. (Japan)	1,500	28,750
Molson Coors Beverage Co. (Class B Stock)*(a)	7,300	373,395
Monster Beverage Corp.*	15,100	1,375,459
PepsiCo, Inc.	56,507	7,992,915
		20,479,864
Biotechnology — 0.9%
AbbVie, Inc.	72,201	7,813,592
Alexion Pharmaceuticals, Inc.*	9,000	1,376,190
Amgen, Inc.	23,837	5,930,884
Biogen, Inc.*	6,360	1,779,210
CSL Ltd. (Australia)	876	176,849
Gilead Sciences, Inc.	51,300	3,315,519
Incyte Corp.*	7,500	609,525
Regeneron Pharmaceuticals, Inc.*	4,340	2,053,428
Vertex Pharmaceuticals, Inc.*	10,700	2,299,323
		25,354,520
Building Products — 0.3%
A.O. Smith Corp.	5,600	378,616
AGC, Inc. (Japan)	400	16,825
Allegion PLC	3,833	481,502
Carrier Global Corp.	32,802	1,384,900
Cie de Saint-Gobain (France)*	4,482	264,989
Fortune Brands Home & Security, Inc.	5,900	565,338
Geberit AG (Switzerland)	128	81,538
Johnson Controls International PLC	29,622	1,767,545
Kingspan Group PLC (Ireland)	303	25,590
Lixil Corp. (Japan)	900	25,018
Masco Corp.	10,900	652,910
Trane Technologies PLC	9,900	1,639,044
Xinyi Glass Holdings Ltd. (Hong Kong)	34,000	111,488
		7,395,303
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	1,886	29,915
Ameriprise Financial, Inc.	4,820	1,120,409
Bank of New York Mellon Corp. (The)	33,358	1,577,500
BlackRock, Inc.	5,850	4,410,666
Cboe Global Markets, Inc.	4,500	444,105
Charles Schwab Corp. (The)	61,050	3,979,239
CME Group, Inc.	14,700	3,002,181
Credit Suisse Group AG (Switzerland)	8,463	89,028
Daiwa Securities Group, Inc. (Japan)	2,900	15,030
Franklin Resources, Inc.	10,100	298,960
Goldman Sachs Group, Inc. (The)	14,100	4,610,700
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,500	148,129
Intercontinental Exchange, Inc.	22,955	2,563,614
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Invesco Ltd.	13,800	$348,036
Japan Exchange Group, Inc. (Japan)	1,100	25,846
Julius Baer Group Ltd. (Switzerland)	440	28,126
MarketAxess Holdings, Inc.	1,620	806,630
Moody’s Corp.	6,650	1,985,757
Morgan Stanley	61,119	4,746,502
MSCI, Inc.	3,400	1,425,552
Nasdaq, Inc.	5,000	737,300
Nomura Holdings, Inc. (Japan)	30,200	158,926
Northern Trust Corp.	8,900	935,479
Raymond James Financial, Inc.	5,200	637,312
S&P Global, Inc.	9,860	3,479,298
SBI Holdings, Inc. (Japan)	400	10,905
Schroders PLC (United Kingdom)	4,358	209,946
Standard Life Aberdeen PLC (United Kingdom)	4,050	16,157
State Street Corp.	14,300	1,201,343
T. Rowe Price Group, Inc.	9,300	1,595,880
UBS Group AG (Switzerland)	22,476	348,823
		40,987,294
Chemicals — 1.0%
Air Products & Chemicals, Inc.	9,100	2,560,194
Albemarle Corp.	4,700	686,717
BASF SE (Germany)	1,135	94,289
Celanese Corp.	5,100	764,031
CF Industries Holdings, Inc.	8,900	403,882
Corteva, Inc.	30,247	1,410,115
Covestro AG (Germany), 144A	594	39,628
Dow, Inc.	30,347	1,940,387
DuPont de Nemours, Inc.	21,947	1,696,064
Eastman Chemical Co.	5,700	627,684
Ecolab, Inc.	10,200	2,183,514
FMC Corp.	5,600	619,416
International Flavors & Fragrances, Inc.	10,100	1,410,061
LANXESS AG (Germany)	2,152	158,766
Linde PLC (United Kingdom)	21,500	6,023,010
LyondellBasell Industries NV (Class A Stock)	10,500	1,092,525
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	14,765
Mitsui Chemicals, Inc. (Japan)	400	12,660
Mosaic Co. (The)	12,700	401,447
Nitto Denko Corp. (Japan)	600	51,502
PPG Industries, Inc.	9,700	1,457,522
Sherwin-Williams Co. (The)	3,350	2,472,334
Shin-Etsu Chemical Co. Ltd. (Japan)	700	118,109
Sumitomo Chemical Co. Ltd. (Japan)	3,100	16,100
Tosoh Corp. (Japan)	9,500	182,395
Yara International ASA (Brazil)	340	17,698
		26,454,815
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	2,993	24,190
Cintas Corp.	3,600	1,228,716
Copart, Inc.*	8,400	912,324
Dai Nippon Printing Co. Ltd. (Japan)	400	8,412
Rentokil Initial PLC (United Kingdom)*	3,573	23,846

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Republic Services, Inc.	8,965	$890,673
Rollins, Inc.	8,600	296,012
Secom Co. Ltd. (Japan)	500	42,132
Waste Management, Inc.	15,942	2,056,837
		5,483,142
Communications Equipment — 0.4%
Arista Networks, Inc.*	2,400	724,536
Cisco Systems, Inc.	172,800	8,935,488
F5 Networks, Inc.*	2,600	542,412
Juniper Networks, Inc.	12,000	303,960
Motorola Solutions, Inc.	6,989	1,314,281
		11,820,677
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	538	17,815
Kajima Corp. (Japan)	800	11,409
Quanta Services, Inc.	6,100	536,678
Skanska AB (Sweden) (Class B Stock)	437	10,956
		576,858
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	299	27,188
James Hardie Industries PLC, CDI	824	24,996
LafargeHolcim Ltd. (Switzerland)*	3,376	198,511
Martin Marietta Materials, Inc.	2,600	873,132
Taiheiyo Cement Corp. (Japan)	500	13,215
Vulcan Materials Co.	5,600	945,000
		2,082,042
Consumer Finance — 0.3%
American Express Co.	26,700	3,776,448
Capital One Financial Corp.	18,761	2,386,962
Discover Financial Services	12,540	1,191,175
Synchrony Financial	21,572	877,117
		8,231,702
Containers & Packaging — 0.2%
Amcor PLC	61,450	717,736
Avery Dennison Corp.	3,400	624,410
Ball Corp.	13,400	1,135,516
International Paper Co.	16,473	890,695
Packaging Corp. of America	3,800	511,024
Sealed Air Corp.	6,700	306,994
Smurfit Kappa Group PLC (Ireland)	476	22,533
Westrock Co.	10,444	543,610
		4,752,518
Distributors — 0.1%
Genuine Parts Co.	5,900	681,981
LKQ Corp.*	11,700	495,261
Pool Corp.	1,700	586,908
		1,764,150
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	78,100	$19,952,207
Industrivarden AB (Sweden) (Class C Stock)*	323	11,336
Investor AB (Sweden) (Class B Stock)	880	70,133
Kinnevik AB (Sweden) (Class B Stock)*	325	15,827
M&G PLC (United Kingdom)	5,329	15,211
		20,064,714
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	291,736	8,830,849
BT Group PLC (United Kingdom)*	18,420	39,424
Deutsche Telekom AG (Germany)	3,041	61,329
Elisa OYJ (Finland)	297	17,819
HKT Trust & HKT Ltd. (Hong Kong)	8,000	11,422
Lumen Technologies, Inc.(a)	37,179	496,340
Nippon Telegraph & Telephone Corp. (Japan)	5,400	138,413
Orange SA (France)	4,009	49,416
Proximus SADP (Belgium)	6,419	139,326
Telecom Italia SpA (Italy), RSP	22,010	12,637
Telefonica Deutschland Holding AG (Germany)	1,869	5,488
Telstra Corp. Ltd. (Australia)	8,608	22,290
Verizon Communications, Inc.	169,276	9,843,399
		19,668,152
Electric Utilities — 0.9%
Alliant Energy Corp.	10,200	552,432
American Electric Power Co., Inc.	20,360	1,724,492
Chubu Electric Power Co., Inc. (Japan)	1,200	15,439
CK Infrastructure Holdings Ltd. (Hong Kong)	6,000	35,816
Duke Energy Corp.	30,161	2,911,441
Edison International	15,900	931,740
Endesa SA (Spain)	8,223	217,490
Enel SpA (Italy)	16,295	161,699
Entergy Corp.	8,200	815,654
Evergy, Inc.	9,000	535,770
Eversource Energy	13,900	1,203,601
Exelon Corp.	39,913	1,745,795
FirstEnergy Corp.	21,406	742,574
Fortum OYJ (Finland)	9,624	257,374
Iberdrola SA (Spain)	12,489	160,835
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	15,160
NextEra Energy, Inc.	80,100	6,056,361
NRG Energy, Inc.	10,000	377,300
Pinnacle West Capital Corp.	4,700	382,345
Power Assets Holdings Ltd. (Hong Kong)	2,500	14,802
PPL Corp.	30,500	879,620
Red Electrica Corp. SA (Spain)	9,854	174,965
Southern Co. (The)	43,200	2,685,312
Terna Rete Elettrica Nazionale SpA (Italy)	2,821	21,337
Tohoku Electric Power Co., Inc. (Japan)	900	8,505

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	21,510	$1,430,630
		24,058,489
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	11,420	346,819
AMETEK, Inc.	9,300	1,187,889
Eaton Corp. PLC	16,337	2,259,080
Emerson Electric Co.	24,500	2,210,390
Generac Holdings, Inc.*	2,200	720,390
Mitsubishi Electric Corp. (Japan)	3,700	56,604
Rockwell Automation, Inc.	5,000	1,327,200
Schneider Electric SE (France)	2,589	395,602
		8,503,974
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	24,600	1,622,862
Azbil Corp. (Japan)	300	12,980
CDW Corp.	6,100	1,011,075
Corning, Inc.	31,200	1,357,512
FLIR Systems, Inc.	5,300	299,291
Hirose Electric Co. Ltd. (Japan)	100	15,443
Ibiden Co. Ltd. (Japan)	200	9,266
IPG Photonics Corp.*	1,700	358,598
Keysight Technologies, Inc.*	7,600	1,089,840
Murata Manufacturing Co. Ltd. (Japan)	3,500	281,213
Shimadzu Corp. (Japan)	500	18,164
TDK Corp. (Japan)	300	41,879
TE Connectivity Ltd.	13,600	1,755,896
Trimble, Inc.*	10,000	777,900
Zebra Technologies Corp. (Class A Stock)*	2,230	1,081,951
		9,733,870
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	27,398	592,071
Halliburton Co.	34,700	744,662
NOV, Inc.*	14,100	193,452
Schlumberger NV	55,924	1,520,573
		3,050,758
Entertainment — 1.1%
Activision Blizzard, Inc.	31,600	2,938,800
Capcom Co. Ltd. (Japan)	400	13,024
Electronic Arts, Inc.	11,900	1,610,903
Konami Holdings Corp. (Japan)	600	35,893
Live Nation Entertainment, Inc.*	6,000	507,900
Netflix, Inc.*	18,110	9,447,263
Nintendo Co. Ltd. (Japan)	600	336,178
Take-Two Interactive Software, Inc.*	4,700	830,490
Walt Disney Co. (The)*	74,282	13,706,515
		29,426,966
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	5,080	834,644
American Tower Corp.	18,160	4,341,329
AvalonBay Communities, Inc.	5,775	1,065,545
Boston Properties, Inc.	6,000	607,560
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.	17,700	$3,046,701
Digital Realty Trust, Inc.	11,600	1,633,744
Duke Realty Corp.	15,100	633,143
Equinix, Inc.	3,654	2,483,222
Equity Residential	14,000	1,002,820
Essex Property Trust, Inc.	2,650	720,376
Extra Space Storage, Inc.	5,300	702,515
Federal Realty Investment Trust	2,700	273,915
Goodman Group (Australia)	18,356	252,948
Healthpeak Properties, Inc.	21,500	682,410
Host Hotels & Resorts, Inc.*	26,682	449,592
Iron Mountain, Inc.(a)	11,502	425,689
Japan Metropolitan Fund Investment Corp. (Japan)	18	18,459
Japan Real Estate Investment Corp. (Japan)	2	11,831
Kimco Realty Corp.	16,700	313,125
Klepierre SA (France)	1,231	28,725
Link REIT (Hong Kong)	4,100	37,465
Mid-America Apartment Communities, Inc.	4,900	707,364
Orix JREIT, Inc. (Japan)	125	217,798
Prologis, Inc.	30,277	3,209,362
Public Storage	6,200	1,529,912
Realty Income Corp.	14,500	920,750
Regency Centers Corp.	6,500	368,615
SBA Communications Corp.	4,600	1,276,730
Simon Property Group, Inc.	13,693	1,557,853
Stockland (Australia)	72,605	242,673
UDR, Inc.	11,300	495,618
Ventas, Inc.	15,318	817,062
Vornado Realty Trust	6,325	287,092
Welltower, Inc.	17,000	1,217,710
Weyerhaeuser Co.	29,918	1,065,081
		33,479,378
Food & Staples Retailing — 0.7%
Carrefour SA (France)	1,080	19,518
Coles Group Ltd. (Australia)	2,646	32,271
Costco Wholesale Corp.	18,100	6,379,888
Etablissements Franz Colruyt NV (Belgium)	848	50,656
Kesko OYJ (Finland) (Class B Stock)	528	16,162
Koninklijke Ahold Delhaize NV (Netherlands)	8,922	248,848
Kroger Co. (The)	31,892	1,147,793
Seven & i Holdings Co. Ltd. (Japan)	1,600	64,568
Sysco Corp.	20,800	1,637,792
Tesco PLC (United Kingdom)	26,808	84,678
Walgreens Boots Alliance, Inc.	29,400	1,614,060
Walmart, Inc.	56,700	7,701,561
Wm Morrison Supermarkets PLC (United Kingdom)	8,409	21,188
		19,018,983
Food Products — 0.5%
Archer-Daniels-Midland Co.	22,726	1,295,382
Campbell Soup Co.(a)	7,900	397,133

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Conagra Brands, Inc.	20,100	$755,760
Danone SA (France)	1,215	83,230
General Mills, Inc.	25,000	1,533,000
Hershey Co. (The)	6,300	996,408
Hormel Foods Corp.(a)	11,100	530,358
J.M. Smucker Co. (The)(a)	4,600	582,038
Kellogg Co.(a)	10,100	639,330
Kraft Heinz Co. (The)	26,417	1,056,680
Lamb Weston Holdings, Inc.	6,100	472,628
McCormick & Co., Inc.	10,140	904,082
Mondelez International, Inc. (Class A Stock)	58,453	3,421,254
Nestle SA (Switzerland)	3,824	426,278
NH Foods Ltd. (Japan)	1,100	47,277
Orkla ASA (Norway)	13,009	127,560
Tate & Lyle PLC (United Kingdom)	7,241	76,839
Tyson Foods, Inc. (Class A Stock)	12,400	921,320
WH Group Ltd. (Hong Kong), 144A	258,500	210,480
Wilmar International Ltd. (China)	24,300	98,314
		14,575,351
Gas Utilities — 0.0%
Atmos Energy Corp.	5,300	523,905
Enagas SA (Spain)	457	9,930
Snam SpA (Italy)	10,531	58,406
		592,241
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	72,700	8,712,368
ABIOMED, Inc.*	1,860	592,838
Align Technology, Inc.*	3,000	1,624,590
Baxter International, Inc.	20,900	1,762,706
Becton, Dickinson & Co.	11,910	2,895,916
BioMerieux (France)	85	10,819
Boston Scientific Corp.*	58,567	2,263,614
Cooper Cos., Inc. (The)	2,040	783,544
Danaher Corp.	25,900	5,829,572
Dentsply Sirona, Inc.	8,600	548,766
Dexcom, Inc.*	4,000	1,437,560
DiaSorin SpA (Italy)	48	7,719
Edwards Lifesciences Corp.*	25,500	2,132,820
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,907	65,308
GN Store Nord A/S (Denmark)	252	19,842
Hologic, Inc.*	10,800	803,304
IDEXX Laboratories, Inc.*	3,500	1,712,585
Intuitive Surgical, Inc.*	4,820	3,561,691
Medtronic PLC	55,090	6,507,782
ResMed, Inc.	6,000	1,164,120
Sonova Holding AG (Switzerland)*	510	135,095
STERIS PLC	3,550	676,204
Stryker Corp.	13,400	3,263,972
Teleflex, Inc.	2,000	830,920
Varian Medical Systems, Inc.*	3,800	670,814
West Pharmaceutical Services, Inc.	3,200	901,696
Zimmer Biomet Holdings, Inc.	8,500	1,360,680
		50,276,845
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	6,300	$743,841
Anthem, Inc.	10,200	3,661,290
Cardinal Health, Inc.	12,050	732,038
Centene Corp.*	23,750	1,517,863
Cigna Corp.	14,400	3,481,056
CVS Health Corp.	53,583	4,031,049
DaVita, Inc.*	3,300	355,641
Fresenius Medical Care AG & Co. KGaA (Germany)	2,017	148,868
Fresenius SE & Co. KGaA (Germany)	4,007	178,722
HCA Healthcare, Inc.	10,800	2,034,072
Henry Schein, Inc.*	6,000	415,440
Humana, Inc.	5,450	2,284,912
Laboratory Corp. of America Holdings*	4,200	1,071,126
McKesson Corp.	6,630	1,293,115
Medipal Holdings Corp. (Japan)	10,800	207,534
Quest Diagnostics, Inc.	5,500	705,870
Sonic Healthcare Ltd. (Australia)	5,701	152,363
UnitedHealth Group, Inc.	38,860	14,458,640
Universal Health Services, Inc. (Class B Stock)	3,400	453,526
		37,926,966
Health Care Technology — 0.0%
Cerner Corp.	12,300	884,124
M3, Inc. (Japan)	600	41,198
		925,322
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.*	1,720	4,007,325
Caesars Entertainment, Inc.*	6,300	550,935
Carnival Corp.*(a)	31,600	838,664
Chipotle Mexican Grill, Inc.*	1,170	1,662,359
Darden Restaurants, Inc.	5,450	773,900
Domino’s Pizza, Inc.	1,600	588,464
Evolution Gaming Group AB (Sweden), 144A	2,071	305,919
Hilton Worldwide Holdings, Inc.*	11,300	1,366,396
La Francaise des Jeux SAEM (France), 144A	1,222	55,638
Las Vegas Sands Corp.*	13,300	808,108
Marriott International, Inc. (Class A Stock)*	10,928	1,618,546
McDonald’s Corp.	30,500	6,836,270
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,500	69,239
MGM Resorts International	15,900	604,041
Norwegian Cruise Line Holdings Ltd.*(a)	12,800	353,152
Penn National Gaming, Inc.*	4,400	461,296
Royal Caribbean Cruises Ltd.*	8,300	710,563
Starbucks Corp.	48,000	5,244,960
Tabcorp Holdings Ltd. (Australia)	4,464	15,894
Wynn Resorts Ltd.*	4,300	539,091
Yum! Brands, Inc.	12,400	1,341,432
		28,752,192

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)*	22,403	$230,937
D.R. Horton, Inc.	13,500	1,203,120
Electrolux AB (Sweden) (Class B Stock)	450	12,504
Garmin Ltd.	6,100	804,285
Husqvarna AB (Sweden) (Class B Stock)	2,978	42,957
Iida Group Holdings Co. Ltd. (Japan)	10,100	244,762
Leggett & Platt, Inc.	5,400	246,510
Lennar Corp. (Class A Stock)	11,100	1,123,653
Mohawk Industries, Inc.*	2,540	488,467
Newell Brands, Inc.(a)	13,814	369,939
NVR, Inc.*	150	706,640
Panasonic Corp. (Japan)	14,500	187,413
Persimmon PLC (United Kingdom)	98	3,943
PulteGroup, Inc.	11,322	593,726
Rinnai Corp. (Japan)	100	11,233
Sekisui House Ltd. (Japan)	400	8,606
Sony Group Corp. (Japan)	2,700	284,437
Taylor Wimpey PLC (United Kingdom)*	7,050	17,553
Whirlpool Corp.	2,726	600,674
		7,181,359
Household Products — 0.8%
Church & Dwight Co., Inc.	10,500	917,175
Clorox Co. (The)	5,400	1,041,552
Colgate-Palmolive Co.	35,100	2,766,933
Essity AB (Sweden) (Class B Stock)	1,153	36,426
Henkel AG & Co. KGaA (Germany)	198	19,645
Kimberly-Clark Corp.	13,900	1,932,795
Procter & Gamble Co. (The)	100,725	13,641,187
Reckitt Benckiser Group PLC (United Kingdom)	637	57,171
		20,412,884
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	26,600	713,146
Electric Power Development Co. Ltd. (Japan)	4,500	78,700
		791,846
Industrial Conglomerates — 0.6%
3M Co.	23,600	4,547,248
CK Hutchison Holdings Ltd. (United Kingdom)	5,000	40,066
DCC PLC (United Kingdom)	628	54,581
General Electric Co.	358,230	4,703,560
Honeywell International, Inc.	28,712	6,232,514
Roper Technologies, Inc.	4,320	1,742,429
Siemens AG (Germany)	173	28,414
		17,348,812
Insurance — 1.0%
Aflac, Inc.	26,300	1,346,034
Ageas SA/NV (Belgium)	4,320	260,526
AIA Group Ltd. (Hong Kong)	7,000	85,834
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Allianz SE (Germany)	529	$134,771
Allstate Corp. (The)	12,500	1,436,250
American International Group, Inc.	35,239	1,628,394
Aon PLC (Class A Stock)(a)	9,400	2,163,034
Arthur J. Gallagher & Co.	7,800	973,206
Assicurazioni Generali SpA (Italy)	4,495	90,159
Assurant, Inc.	2,500	354,425
Aviva PLC (United Kingdom)	38,774	218,915
Chubb Ltd.	18,486	2,920,233
Cincinnati Financial Corp.	6,437	663,590
Everest Re Group Ltd.	1,840	455,970
Gjensidige Forsikring ASA (Norway)	4,539	106,559
Globe Life, Inc.	3,825	369,610
Hartford Financial Services Group, Inc. (The)	15,000	1,001,850
Japan Post Insurance Co. Ltd. (Japan)	500	10,285
Legal & General Group PLC (United Kingdom)	42,241	162,993
Lincoln National Corp.	7,318	455,692
Loews Corp.	9,775	501,262
Marsh & McLennan Cos., Inc.	20,800	2,533,440
Medibank Private Ltd. (Australia)	5,662	12,046
MetLife, Inc.	31,250	1,899,688
NN Group NV (Netherlands)	5,746	281,679
Phoenix Group Holdings PLC (United Kingdom)	1,105	11,212
Poste Italiane SpA (Italy), 144A	20,574	262,224
Principal Financial Group, Inc.	10,600	635,576
Progressive Corp. (The)	24,000	2,294,640
T&D Holdings, Inc. (Japan)	2,000	25,810
Travelers Cos., Inc. (The)	10,435	1,569,424
Unum Group	6,610	183,956
W.R. Berkley Corp.	5,700	429,495
Willis Towers Watson PLC	5,340	1,222,219
		26,701,001
Interactive Media & Services — 3.0%
Alphabet, Inc. (Class A Stock)*	12,320	25,410,246
Alphabet, Inc. (Class C Stock)*	11,863	24,540,157
Facebook, Inc. (Class A Stock)*	98,630	29,049,494
REA Group Ltd. (Australia)	100	10,794
SEEK Ltd. (Australia)*	651	14,177
Twitter, Inc.*	32,500	2,067,975
		81,092,843
Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.*	17,470	54,053,578
eBay, Inc.	26,800	1,641,232
Etsy, Inc.*	5,200	1,048,684
Expedia Group, Inc.*	5,850	1,006,902
HelloFresh SE (Germany)*	283	21,147
Zalando SE (Germany), 144A*	282	27,711
ZOZO, Inc. (Japan)	400	11,861
		57,811,115
IT Services — 2.7%
Accenture PLC (Class A Stock)	26,000	7,182,500

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Adyen NV (Netherlands), 144A*	46	$102,800
Akamai Technologies, Inc.*	7,000	713,300
Atos SE (France)*	199	15,553
Automatic Data Processing, Inc.	17,600	3,317,072
Bechtle AG (Germany)	1,078	202,378
Broadridge Financial Solutions, Inc.	5,000	765,500
Capgemini SE (France)	319	54,323
Cognizant Technology Solutions Corp. (Class A Stock)	21,900	1,710,828
Computershare Ltd. (Australia)	969	11,121
DXC Technology Co.*	8,928	279,089
Fidelity National Information Services, Inc.	25,400	3,571,494
Fiserv, Inc.*	23,500	2,797,440
FleetCor Technologies, Inc.*	3,400	913,342
Fujitsu Ltd. (Japan)	700	101,483
Gartner, Inc.*	3,800	693,690
Global Payments, Inc.	12,277	2,474,798
International Business Machines Corp.	36,500	4,863,990
Jack Henry & Associates, Inc.	3,100	470,332
Mastercard, Inc. (Class A Stock)	35,850	12,764,393
NEC Corp. (Japan)	500	29,539
Nomura Research Institute Ltd. (Japan)	700	21,720
NTT Data Corp. (Japan)	1,300	20,173
Obic Co. Ltd. (Japan)	700	128,476
Paychex, Inc.	13,100	1,284,062
PayPal Holdings, Inc.*	48,000	11,656,320
SCSK Corp. (Japan)	2,500	148,579
TIS, Inc. (Japan)	500	11,950
VeriSign, Inc.*	4,300	854,668
Visa, Inc. (Class A Stock)(a)	69,400	14,694,062
Western Union Co. (The)	15,510	382,477
		72,237,452
Leisure Products — 0.0%
Hasbro, Inc.	5,100	490,212
Shimano, Inc. (Japan)	600	143,431
		633,643
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	12,514	1,591,030
Bio-Rad Laboratories, Inc. (Class A Stock)*	900	514,053
Eurofins Scientific SE (Luxembourg)*	2,412	231,081
Illumina, Inc.*	6,000	2,304,360
IQVIA Holdings, Inc.*	7,900	1,525,806
Mettler-Toledo International, Inc.*	1,000	1,155,690
PerkinElmer, Inc.	4,500	577,305
Sartorius Stedim Biotech (France)	139	57,362
Thermo Fisher Scientific, Inc.	16,340	7,457,249
Waters Corp.*	2,600	738,842
		16,152,778
Machinery — 1.0%
Amada Co. Ltd. (Japan)	1,200	13,420
Atlas Copco AB (Sweden) (Class B Stock)	754	39,266
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Caterpillar, Inc.	22,300	$5,170,701
Cummins, Inc.	6,100	1,580,571
Deere & Co.	12,880	4,818,923
Dover Corp.	5,900	809,067
Epiroc AB (Sweden) (Class A Stock)	7,936	179,912
Epiroc AB (Sweden) (Class B Stock)	784	16,338
FANUC Corp. (Japan)	400	95,230
Fortive Corp.	13,450	950,108
IDEX Corp.	3,210	671,917
Illinois Tool Works, Inc.	11,800	2,613,936
Ingersoll Rand, Inc.*	14,600	718,466
Kone OYJ (Finland) (Class B Stock)	667	54,447
Kurita Water Industries Ltd. (Japan)	5,000	215,555
Makita Corp. (Japan)	400	17,176
MINEBEA MITSUMI, Inc. (Japan)	700	18,007
Otis Worldwide Corp.	16,701	1,143,183
PACCAR, Inc.	14,143	1,314,168
Parker-Hannifin Corp.	5,265	1,660,739
Pentair PLC	6,577	409,879
Sandvik AB (Sweden)*	2,280	62,345
Schindler Holding AG (Switzerland)	71	20,352
SKF AB (Sweden) (Class B Stock)	750	21,332
SMC Corp. (Japan)	200	116,453
Snap-on, Inc.	2,400	553,776
Stanley Black & Decker, Inc.	6,597	1,317,223
Techtronic Industries Co. Ltd. (Hong Kong)	7,000	120,111
Volvo AB (Sweden) (Class B Stock)*	2,897	73,507
Westinghouse Air Brake Technologies Corp.	7,251	573,989
Xylem, Inc.	7,600	799,368
		26,169,465
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	6	13,085
AP Moller - Maersk A/S (Denmark) (Class B Stock)	90	209,394
Kuehne + Nagel International AG (Switzerland)	102	29,105
		251,584
Media — 0.7%
Charter Communications, Inc. (Class A Stock)*	5,910	3,646,588
Comcast Corp. (Class A Stock)	186,780	10,106,666
Discovery, Inc. (Class A Stock)*(a)	6,400	278,144
Discovery, Inc. (Class C Stock)*	11,800	435,302
DISH Network Corp. (Class A Stock)*	9,017	326,415
Fox Corp. (Class A Stock)	13,600	491,096
Fox Corp. (Class B Stock)	5,733	200,254
Interpublic Group of Cos., Inc. (The)	14,531	424,305
News Corp. (Class A Stock)	15,975	406,244
News Corp. (Class B Stock)	4,800	112,608
Omnicom Group, Inc.	9,200	682,180
Publicis Groupe SA (France)	420	25,659

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
ViacomCBS, Inc. (Class B Stock)	23,030	$1,038,653
		18,174,114
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	2,413	95,014
ArcelorMittal SA (Luxembourg)*	3,820	111,234
BHP Group Ltd. (Australia)	6,064	209,880
BHP Group PLC (Australia)	11,455	331,101
BlueScope Steel Ltd. (Australia)	987	14,575
Boliden AB (Sweden)	2,169	80,539
Evraz PLC (Russia)	8,554	68,067
Fortescue Metals Group Ltd. (Australia)	17,134	261,527
Freeport-McMoRan, Inc.*	59,388	1,955,647
Newcrest Mining Ltd. (Australia)	1,120	21,009
Newmont Corp.	32,900	1,982,883
Norsk Hydro ASA (Norway)	2,565	16,453
Nucor Corp.	12,800	1,027,456
Rio Tinto Ltd. (Australia)	705	59,451
Rio Tinto PLC (Australia)	5,004	383,151
Sumitomo Metal Mining Co. Ltd. (Japan)	400	17,361
		6,635,348
Multiline Retail — 0.3%
Dollar General Corp.	10,100	2,046,462
Dollar Tree, Inc.*	9,665	1,106,256
Target Corp.	20,500	4,060,435
Wesfarmers Ltd. (Australia)	4,678	187,701
		7,400,854
Multi-Utilities — 0.4%
Ameren Corp.	9,900	805,464
CenterPoint Energy, Inc.	21,300	482,445
CMS Energy Corp.	11,300	691,786
Consolidated Edison, Inc.	14,300	1,069,640
Dominion Energy, Inc.	33,415	2,538,203
DTE Energy Co.	8,200	1,091,748
NiSource, Inc.	15,200	366,472
Public Service Enterprise Group, Inc.	20,600	1,240,326
Sempra Energy	11,819	1,566,963
WEC Energy Group, Inc.	12,913	1,208,528
		11,061,575
Oil, Gas & Consumable Fuels — 1.3%
APA Corp.	13,914	249,061
Cabot Oil & Gas Corp.(a)	14,200	266,676
Chevron Corp.	78,722	8,249,278
ConocoPhillips	55,419	2,935,544
Devon Energy Corp.	22,900	500,365
Diamondback Energy, Inc.	6,800	499,732
ENEOS Holdings, Inc. (Japan)	6,100	27,713
EOG Resources, Inc.	23,900	1,733,467
Equinor ASA (Norway)	1,985	38,855
Exxon Mobil Corp.	172,899	9,652,951
Hess Corp.	11,300	799,588
HollyFrontier Corp.	5,400	193,212
Kinder Morgan, Inc.	78,598	1,308,657
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Lundin Energy AB (Sweden)	5,203	$163,613
Marathon Oil Corp.	28,782	307,392
Marathon Petroleum Corp.	26,619	1,423,850
Neste OYJ (Finland)	1,415	75,095
Occidental Petroleum Corp.	33,704	897,200
OMV AG (Austria)	5,235	264,816
ONEOK, Inc.	18,500	937,210
Phillips 66	17,838	1,454,511
Pioneer Natural Resources Co.	8,250	1,310,265
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	8,420	163,593
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,280	115,290
Santos Ltd. (Australia)	3,381	18,362
TOTAL SE (France)	5,166	241,013
Valero Energy Corp.	16,700	1,195,720
Washington H Soul Pattinson & Co. Ltd. (Australia)	3,024	72,721
Williams Cos., Inc. (The)	48,100	1,139,489
		36,235,239
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,300	2,704,905
L’Oreal SA (France)	495	189,984
Unilever PLC (United Kingdom)	7,680	430,327
		3,325,216
Pharmaceuticals — 2.0%
AstraZeneca PLC (United Kingdom)	621	62,076
Bayer AG (Germany)	1,021	64,739
Bristol-Myers Squibb Co.	92,770	5,856,570
Catalent, Inc.*	7,000	737,170
Chugai Pharmaceutical Co. Ltd. (Japan)	1,400	56,909
Eli Lilly & Co.	32,500	6,071,650
GlaxoSmithKline PLC (United Kingdom)	20,929	371,378
Hikma Pharmaceuticals PLC (Jordan)	367	11,546
Johnson & Johnson	108,058	17,759,332
Merck & Co., Inc.	103,533	7,981,359
Merck KGaA (Germany)	264	45,146
Novartis AG (Switzerland)	5,936	507,094
Novo Nordisk A/S (Denmark) (Class B Stock)	3,460	233,032
Ono Pharmaceutical Co. Ltd. (Japan)	1,400	36,649
Otsuka Holdings Co. Ltd. (Japan)	3,300	140,146
Perrigo Co. PLC	5,100	206,397
Pfizer, Inc.	227,270	8,233,992
Roche Holding AG (Switzerland)	1,307	422,384
Sanofi (France)	4,258	421,101
Shionogi & Co. Ltd. (Japan)	500	26,964
UCB SA (Belgium)	252	24,021
Viatris, Inc.*	46,386	648,013
Zoetis, Inc.	19,500	3,070,860
		52,988,528

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 0.2%
Adecco Group AG (Switzerland)	1,620	$109,400
Equifax, Inc.	5,200	941,876
Experian PLC (United Kingdom)	1,852	63,880
IHS Markit Ltd.	15,300	1,480,734
Jacobs Engineering Group, Inc.	5,600	723,912
Leidos Holdings, Inc.	5,700	548,796
Nielsen Holdings PLC	13,200	331,980
Persol Holdings Co. Ltd. (Japan)	600	11,808
Randstad NV (Netherlands)	3,076	216,639
Recruit Holdings Co. Ltd. (Japan)	600	29,466
Robert Half International, Inc.	4,700	366,929
SGS SA (Switzerland)	5	14,227
Teleperformance (France)	38	13,883
Verisk Analytics, Inc.	6,700	1,183,823
		6,037,353
Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	13,700	1,083,807
CK Asset Holdings Ltd. (Hong Kong)	4,500	27,447
Daito Trust Construction Co. Ltd. (Japan)	100	11,621
Fastighets AB Balder (Sweden) (Class B Stock)*	221	10,955
Henderson Land Development Co. Ltd. (Hong Kong)	6,000	27,058
Mitsubishi Estate Co. Ltd. (Japan)	2,400	41,983
Sino Land Co. Ltd. (Hong Kong)	4,000	5,586
Sumitomo Realty & Development Co. Ltd. (Japan)	600	21,266
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	45,636
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	7,000	53,027
Swiss Prime Site AG (Switzerland)	156	14,395
		1,342,781
Road & Rail — 0.5%
CSX Corp.	31,300	3,017,946
J.B. Hunt Transport Services, Inc.	3,600	605,052
Kansas City Southern	4,000	1,055,680
Nippon Express Co. Ltd. (Japan)	200	14,912
Norfolk Southern Corp.	10,400	2,792,608
Old Dominion Freight Line, Inc.	3,965	953,226
Union Pacific Corp.	27,560	6,074,499
		14,513,923
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.*	49,200	3,862,200
Advantest Corp. (Japan)	400	35,465
Analog Devices, Inc.	15,158	2,350,703
Applied Materials, Inc.	37,700	5,036,720
ASM International NV (Netherlands)	350	102,324
ASML Holding NV (Netherlands)	784	482,576
Broadcom, Inc.	16,560	7,678,209
Enphase Energy, Inc.*	5,400	875,664
Intel Corp.	167,600	10,726,400
KLA Corp.	6,350	2,098,040
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	5,970	$3,553,583
Maxim Integrated Products, Inc.	10,900	995,933
Microchip Technology, Inc.	10,700	1,660,854
Micron Technology, Inc.*	45,500	4,013,555
Monolithic Power Systems, Inc.	1,800	635,778
NVIDIA Corp.	25,390	13,556,483
NXP Semiconductors NV (Netherlands)	10,400	2,093,936
Qorvo, Inc.*	4,707	859,969
QUALCOMM, Inc.	46,300	6,138,917
Renesas Electronics Corp. (Japan)*	1,500	16,474
Skyworks Solutions, Inc.	6,800	1,247,664
STMicroelectronics NV (Switzerland)	1,280	48,863
Teradyne, Inc.	6,800	827,424
Texas Instruments, Inc.	37,600	7,106,024
Tokyo Electron Ltd. (Japan)	900	385,430
Xilinx, Inc.	10,100	1,251,390
		77,640,578
Software — 4.2%
Adobe, Inc.*	19,700	9,364,789
ANSYS, Inc.*	3,500	1,188,460
Autodesk, Inc.*	9,000	2,494,350
Cadence Design Systems, Inc.*	11,400	1,561,686
Citrix Systems, Inc.	5,000	701,800
Fortinet, Inc.*	5,700	1,051,194
Intuit, Inc.	10,980	4,205,999
Microsoft Corp.	308,820	72,810,491
NortonLifeLock, Inc.	24,178	514,024
Oracle Corp.	77,600	5,445,192
Paycom Software, Inc.*	2,020	747,521
salesforce.com, Inc.*	37,450	7,934,531
SAP SE (Germany)	1,320	162,025
ServiceNow, Inc.*	8,070	4,035,888
Synopsys, Inc.*	6,300	1,561,014
Tyler Technologies, Inc.*	1,750	742,928
		114,521,892
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	2,800	513,772
AutoZone, Inc.*	1,000	1,404,300
Best Buy Co., Inc.	9,425	1,082,084
CarMax, Inc.*	6,900	915,354
Gap, Inc. (The)*	7,000	208,460
Home Depot, Inc. (The)	44,250	13,507,313
JD Sports Fashion PLC (United Kingdom)*	901	10,320
Kingfisher PLC (United Kingdom)*	22,998	101,230
L Brands, Inc.*	9,106	563,297
Lowe’s Cos., Inc.	30,000	5,705,400
Nitori Holdings Co. Ltd. (Japan)	200	38,806
O’Reilly Automotive, Inc.*	3,000	1,521,750
Ross Stores, Inc.	14,600	1,750,686
Shimamura Co. Ltd. (Japan)	2,000	231,230
TJX Cos., Inc. (The)	49,100	3,247,965
Tractor Supply Co.	4,900	867,692
Ulta Beauty, Inc.*	2,400	742,008
USS Co. Ltd. (Japan)	2,400	47,089

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Yamada Holdings Co. Ltd. (Japan)*	2,300	$12,453
		32,471,209
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	645,940	78,901,571
Brother Industries Ltd. (Japan)	7,000	155,352
Canon, Inc. (Japan)	2,000	45,272
FUJIFILM Holdings Corp. (Japan)	600	35,716
Hewlett Packard Enterprise Co.	50,648	797,199
HP, Inc.	52,248	1,658,874
Logitech International SA (Switzerland)	2,453	256,552
NetApp, Inc.	9,100	661,297
Seagate Technology PLC(a)	8,200	629,350
Western Digital Corp.	12,803	854,600
		83,995,783
Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.	12,500	245,875
Hermes International (France)	63	69,813
LVMH Moet Hennessy Louis Vuitton SE (France)	556	371,060
NIKE, Inc. (Class B Stock)	51,400	6,830,546
Pandora A/S (Denmark)*	196	20,998
PVH Corp.*	2,800	295,960
Ralph Lauren Corp.*	2,100	258,636
Swatch Group AG (The) (Switzerland)	77	4,290
Tapestry, Inc.*	10,900	449,189
Under Armour, Inc. (Class A Stock)*	7,500	166,200
Under Armour, Inc. (Class C Stock)*(a)	7,374	136,124
VF Corp.	13,100	1,046,952
		9,895,643
Tobacco — 0.4%
Altria Group, Inc.	76,000	3,888,160
British American Tobacco PLC (United Kingdom)	10,470	398,335
Imperial Brands PLC (United Kingdom)	1,916	39,589
Japan Tobacco, Inc. (Japan)	12,300	236,410
Philip Morris International, Inc.	63,700	5,652,738
Swedish Match AB (Sweden)	315	24,596
		10,239,828
Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	860	51,121
Brenntag SE (Germany)	3,236	276,654
Fastenal Co.	23,500	1,181,580
Ferguson PLC	2,136	254,912
ITOCHU Corp. (Japan)	2,500	81,153
Marubeni Corp. (Japan)	9,400	78,360
Mitsubishi Corp. (Japan)	2,500	70,813
Mitsui & Co. Ltd. (Japan)	13,000	270,825
MonotaRO Co. Ltd. (Japan)	400	10,868
Toyota Tsusho Corp. (Japan)	300	12,646
United Rentals, Inc.*	3,000	987,930
W.W. Grainger, Inc.	1,840	737,711
		4,014,573
	Shares	Value
Common Stocks (continued)
Water Utilities — 0.0%
American Water Works Co., Inc.	7,400	$1,109,408
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	1,400	42,963
SoftBank Corp. (Japan)	18,200	236,934
SoftBank Group Corp. (Japan)	3,200	272,968
T-Mobile US, Inc.*	23,900	2,994,431
Vodafone Group PLC (United Kingdom)	109,479	199,935
		3,747,231

Total Common Stocks (cost $348,332,585)		1,407,756,517
Exchange-Traded Funds — 0.4%
iShares Core S&P 500 ETF	24,050	9,567,571
iShares MSCI EAFE ETF	1,759	133,455

Total Exchange-Traded Funds (cost $6,079,045)		9,701,026
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	5,970
Porsche Automobil Holding SE (Germany) (PRFC)	304	32,287
Volkswagen AG (Germany) (PRFC)	576	161,558
		199,815
Banks — 0.0%
Citigroup Capital XIII, 6.582%, Maturing 10/30/40	20,000	538,000
Capital Markets — 0.1%
State Street Corp., 5.350%, Series G, Maturing 03/15/26(oo)	30,000	866,100
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,037	116,769

Total Preferred Stocks (cost $1,488,939)		1,720,684

Units
Rights* — 0.0%
Gas Utilities
Snam SpA (Italy), expiring 04/08/21	6,780	7
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.7%
Automobiles — 1.7%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25	600	617,266

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2019-01, Class C
3.360%	02/18/25		700	$730,406
Series 2019-02, Class C
2.740%	04/18/25		1,400	1,453,839
Series 2019-03, Class C
2.320%	07/18/25		2,300	2,372,722
Series 2020-02, Class C
1.480%	02/18/26		400	407,611
Series 2020-03, Class C
1.060%	08/18/26		700	701,594
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,100	1,192,470
Series 2019-02A, Class A, 144A
3.350%	09/22/25		2,000	2,146,609
Series 2019-03A, Class A, 144A
2.360%	03/20/26		2,700	2,809,141
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,300	1,349,664
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	1,292	1,040,220
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,700	2,909,595
Series 2019-01, Class A, 144A
3.520%	07/15/30		3,300	3,554,658
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,500	2,588,056
Series 2020-02, Class A, 144A
1.060%	04/15/33		4,400	4,360,366
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A
3.170%	03/15/25		6,100	6,423,968
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		300	313,462
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		1,653	1,663,838
Series 2019-01A, Class A, 144A
3.630%	09/14/27		3,600	3,887,409
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		600	608,075
Series 2020-03, Class C
1.120%	01/15/26		1,800	1,813,770
Series 2020-04, Class C
1.010%	01/15/26		1,100	1,103,593
Series 2021-01, Class C
0.750%	02/17/26		2,100	2,095,006
				46,143,338
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 3.6%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.612%(c)	07/22/32		2,500	$2,502,222
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.521%(c)	07/15/29		500	500,383
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.111%(c)	07/15/29		1,000	996,649
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,750	2,052,328
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.043%(c)	01/17/28		747	746,834
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.491%(c)	04/15/29		2,500	2,500,186
Carlyle Euro CLO Ltd. (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	5,000	5,862,175
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.584%(c)	10/20/32		4,000	4,007,104
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.423%(c)	10/17/31		7,000	7,000,943
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
0.984%(c)	11/15/26		588	588,438
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31		1,000	1,000,002
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.542%(c)	07/22/32		2,500	2,502,223
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.195%(c)	02/05/31		248	248,500
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.363%(c)	10/19/28		6,837	6,839,296

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.694%(c)	04/20/32	4,750	$4,778,148
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.399%(c)	10/20/31	4,237	4,236,917
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.210%(c)	01/20/29	3,500	3,500,340
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.344%(c)	04/21/31	3,459	3,459,330
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31	2,500	2,501,941
OCP CLO Ltd. (Cayman Islands),
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.554%(c)	07/20/32	7,000	7,006,112
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.274%(c)	07/20/30	2,500	2,500,380
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.303%(c)	04/17/31	2,956	2,953,394
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.455%(c)	10/30/30	742	741,727
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.614%(c)	07/20/32	2,500	2,502,712
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.324%(c)	07/20/30	5,000	5,001,853
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.523%(c)	07/17/26	556	555,989
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.424%(c)	07/20/31	1,750	1,750,137
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.684%(c)	07/20/32	7,500	7,538,113
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.428%(c)	01/25/31	1,750	$1,748,403
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.121%(c)	07/15/27	643	642,622
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.373%(c)	01/17/31	2,000	2,000,792
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.424%(c)	10/20/31	3,750	3,751,812
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.572%(c)	07/22/32	2,000	2,001,902
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/29	1,214	1,215,125
			97,735,032
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.906%(c)	09/14/32	229	228,881
Series 2020-01A, Class A, 144A
3.840%	05/14/32	800	839,329
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,400	1,402,963
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,100	1,114,270
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	800	809,231
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28	400	399,863
			4,794,537
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,198,002
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	533,430
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,698,613
Series 2019-B, Class A5, 144A
2.290%	11/12/41	1,600	1,662,741
			6,092,786

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.759%(c)	03/25/33		43	$44,434
Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.909%(c)	06/25/24		2,240	2,220,833
Residential Mortgage-Backed Securities — 0.3%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	03/25/34		312	311,301
Credit Suisse Mortgage Trust,
Series 2020-11R, Class 1A1, 144A
2.258%	04/25/38		1,553	1,571,279
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		140	139,640
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		877	880,377
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.904%(c)	06/25/34		139	136,829
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		823	839,882
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	1,682	1,775,796
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.709%(c)	02/25/57		1,262	1,262,080
Series 2020-04, Class A1, 144A
1.750%	10/25/60		914	927,984
				7,845,168
Student Loans — 0.6%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		903	926,227
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		687	713,876
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		219	225,199
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		487	494,965
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		858	876,464
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		602	615,196
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	1,643	$1,668,665
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	738	753,733
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	1,351	1,386,956
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	1,100	1,118,462
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	1,188	1,238,993
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,325	1,363,729
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,629	1,663,551
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	1,625	1,680,769
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,700	1,749,529
			16,476,314

Total Asset-Backed Securities (cost $179,016,593)			181,352,442
Commercial Mortgage-Backed Securities — 6.6%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,268,075
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,317,503
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,956,939
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	2,000,912
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,674,352
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	914	961,684
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,843,839
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,342,842
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	590	585,950
Series 2014-CR18, Class A4
3.550%	07/15/47	1,998	2,137,038
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,282,535

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,483	$2,671,781
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,983,923
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.340%(cc)	05/25/22	17,688	207,610
Series K021, Class X1, IO
1.400%(cc)	06/25/22	5,027	56,382
Series K055, Class X1, IO
1.360%(cc)	03/25/26	4,521	265,213
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,626,683
Series K068, Class AM
3.315%	08/25/27	4,100	4,532,141
Series K069, Class AM
3.248%(cc)	09/25/27	750	824,831
Series K070, Class AM
3.364%	12/25/27	1,100	1,217,935
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,875,556
Series K076, Class A2
3.900%	04/25/28	6,200	7,103,577
Series K076, Class AM
3.900%	04/25/28	1,825	2,073,300
Series K077, Class AM
3.850%(cc)	05/25/28	690	788,470
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	5,910,291
Series K081, Class AM
3.900%(cc)	08/25/28	2,600	2,993,682
Series K086, Class AM
3.919%(cc)	12/25/28	800	918,492
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,628,353
Series W5FX, Class AFX
2.970%(cc)	04/25/28	1,630	1,740,904
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.811%(c)	11/21/35	1,075	1,075,000
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	2,907	3,068,163
Series 2015-GC34, Class A3
3.244%	10/10/48	4,715	4,953,508
Series 2016-GS03, Class A3
2.592%	10/10/49	4,185	4,318,753
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,195,803
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,913,783
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	628	665,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,326	$4,566,461
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,826,424
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,589,844
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	498	513,106
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	1,105,532
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,379,760
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,576,572
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	5,270,561
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,747,611
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,690,671
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	5,289,110
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,962,542
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	3,252,729
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,422,128
Series 2013-C05, Class A3
2.920%	03/10/46	577	590,222
Series 2013-C06, Class A3
2.971%	04/10/46	1,455	1,499,138
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,704,959
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,542,370
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,952,000
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	4,781,684

Total Commercial Mortgage-Backed Securities (cost $170,270,992)			180,245,109

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 10.7%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	$1,605,210
3.750%	02/01/50	1,470	1,403,987
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	551	572,361
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	804,665
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	1,024,478
			5,410,701
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	2,685	2,861,375
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	901,974
			3,763,349
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,916	1,860,511
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	10	10,051
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	263	271,983
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	168	176,052
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,765	1,737,519
			4,056,116
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	665	698,439
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	192,091
3.350%	11/01/22	2,845	2,899,004
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	946,604
6.600%	04/01/36	585	758,377
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
3.550%	04/09/21	620	$620,214
3.950%	04/13/24	1,700	1,832,734
			7,947,463
Banks — 2.8%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.344%(c)	04/12/23	400	405,400
Sr. Unsec’d. Notes
3.848%	04/12/23	800	850,171
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,145	1,213,746
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	310	310,995
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,698,016
2.496%(ff)	02/13/31	5,165	5,129,370
3.194%(ff)	07/23/30	1,050	1,102,093
3.824%(ff)	01/20/28	615	676,714
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,859,602
4.200%	08/26/24	745	821,278
4.450%	03/03/26	4,790	5,381,363
Bank of America NA,
Sub. Notes
6.000%	10/15/36(a)	805	1,096,863
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	657,887
3.684%	01/10/23	320	327,339
4.375%	01/12/26	323	359,827
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	809,566
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,650	1,691,666
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.289%(c)	05/15/21(a)(oo)	1,590	1,587,832
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,688,657
Sr. Unsec’d. Notes
3.200%	10/21/26	670	720,567
3.700%	01/12/26	1,610	1,769,611
3.887%(ff)	01/10/28	560	617,324
8.125%	07/15/39	365	599,041
Sub. Notes
4.450%	09/29/27	1,485	1,670,173
4.750%	05/18/46	440	521,397
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,100	1,115,956
4.282%	01/09/28	980	1,078,174

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	460	$460,888
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,240	1,243,414
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,398,192
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	664,902
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)	560	617,757
Sr. Unsec’d. Notes
3.750%	02/25/26	1,165	1,278,653
3.814%(ff)	04/23/29	440	482,100
3.850%	01/26/27	2,625	2,879,356
Sub. Notes
6.750%	10/01/37	225	317,290
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	430,386
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	540	558,377
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,257,933
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.682%(c)	07/30/21(a)(oo)	979	975,778
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	227,607
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	270	297,787
3.964%(ff)	11/15/48	2,240	2,470,321
4.005%(ff)	04/23/29	1,360	1,517,541
Sub. Notes
3.875%	09/10/24	3,525	3,860,573
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.851%(c)	07/15/21(a)(oo)	640	639,471
Sr. Unsec’d. Notes
4.375%	01/22/47	930	1,109,518
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	1,295	1,419,899
3.875%	01/27/26	550	611,689
4.431%(ff)	01/23/30	455	521,004
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	1,122,419
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,443,459
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30(a)	1,570	1,817,223
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	3,200	3,139,060
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	$1,358,644
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,218,768
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,910,740
			77,011,377
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,430,653
Biotechnology — 0.0%
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	395	341,039
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	310,770
Chemicals — 0.2%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,160	1,171,578
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	740	877,655
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	350	438,156
9.400%	05/15/39	30	50,701
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	620	760,496
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	915,749
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	636,198
6.500%	09/27/28	405	435,568
			5,286,101
Commercial Services — 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	975,298
7.000%	10/15/37	390	564,016
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	2,000	2,001,957

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	735	$774,369
5.250%	01/15/30	265	287,848
5.875%	09/15/26	150	157,254
			4,760,742
Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	482,015
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22(a)	900	947,023
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	465	594,811
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	276,329
			2,300,178
Electric — 1.1%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	737,486
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	444,703
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	415,997
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	185,774
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,470,000
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	722,520
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	1,101,248
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	1,545	1,748,386
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	414,392
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,375	1,603,591
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33(a)	380	509,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	$184,105
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,105	2,326,385
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	638,301
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,681,676
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	1,111,639
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	224,685
2.450%	12/02/27	970	961,185
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	515,555
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	728,954
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	980	1,051,635
5.000%	03/15/44	495	594,121
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	1,260	1,263,574
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28(a)	850	939,862
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	685,685
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,138,522
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	1,139,081
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	362,732
First Ref. Mortgage, Series C
3.600%	02/01/45	690	679,099
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	510,461
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,542,830

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		480	$560,753
				29,194,911
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		1,000	1,087,971
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,350	1,332,977
				2,420,948
Foods — 0.2%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49(a)		1,030	1,163,069
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,120	1,262,091
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40		535	488,842
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		1,200	1,285,860
				4,199,862
Gas — 0.2%
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		45	50,412
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		835	772,208
3.490%	05/15/27(a)		2,355	2,558,261
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,090	2,258,361
				5,639,242
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		720	936,870
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,125	1,345,034
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	258,361
2.250%	03/07/39	EUR	300	411,998
				2,952,263
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	$673,499
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	917,269
4.625%	05/15/42	330	391,934
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
3.750%	03/15/29	425	426,899
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29	575	669,603
Sr. Sec’d. Notes
5.125%	06/15/39(a)	665	799,294
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	790,932
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	160	163,670
			4,833,100
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	447,186
6.625%	07/15/27	425	458,211
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	600	646,230
			1,551,627
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	2,010	2,216,793
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	1,161,872
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	934,262
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	191,240
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	929,077
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	121,505
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,612,813

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
6.850%	12/16/39	122	$175,385
			5,126,154
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	805	825,687
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	1,082,546
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	1,000	1,031,357
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	480,136
4.800%	03/01/50	870	936,707
6.384%	10/23/35	1,695	2,196,337
6.484%	10/23/45	1,000	1,310,792
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,586,197
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28(a)	1,455	1,663,918
Discovery Communications LLC,
Gtd. Notes, 144A
4.000%	09/15/55	823	812,401
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	322,409
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,340	1,612,108
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	850	885,042
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	515	696,424
			13,533,828
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	848,857
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29(a)	2,415	2,756,240
			3,605,097
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		480	$483,682
2.750%	01/06/23		385	398,325
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		226	231,433
				1,113,440
Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25		950	950,543
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		850	945,459
Chevron USA, Inc.,
Gtd. Notes
5.050%	11/15/44		595	758,798
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47		150	183,252
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)		430	444,564
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		225	260,126
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		255	266,951
6.510%	03/07/22		440	461,523
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25		1,555	1,709,072
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		400	449,767
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		1,000	508,540
6.450%	09/15/36		1,040	1,145,816
Ovintiv Exploration, Inc.,
Gtd. Notes
5.750%	01/30/22		80	82,617
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38		240	289,679
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		577	598,827
5.600%	01/03/31(a)		1,120	1,179,944
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	100	113,899
6.350%	02/12/48		458	378,377

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.490%	01/23/27	346	$361,693
6.500%	03/13/27	130	135,949
Gtd. Notes, MTN
6.750%	09/21/47	561	479,752
6.875%	08/04/26	770	824,134
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	990	1,008,666
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	580	628,753
			14,166,701
Packaging & Containers — 0.2%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26	3,570	3,514,497
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	675	701,537
			4,216,034
Pharmaceuticals — 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	1,034,424
4.250%	11/21/49	1,480	1,675,306
4.500%	05/14/35	1,595	1,856,567
4.550%	03/15/35	1,770	2,062,212
4.700%	05/14/45	855	1,013,039
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,150	1,280,384
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24(a)	372	406,371
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	280	325,787
4.250%	10/26/49	950	1,119,051
5.000%	08/15/45	566	727,303
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,870	2,140,339
Sr. Unsec’d. Notes
3.200%	03/15/40	530	531,241
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	500	459,262
4.780%	03/25/38	210	247,974
5.125%	07/20/45	991	1,218,052
5.300%	12/05/43	185	231,248
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	1,230	1,260,210
			17,588,770
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.6%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	795	$889,903
5.000%	05/15/50(a)	990	1,026,139
6.125%	12/15/45	120	137,338
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	610	640,970
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)	1,055	1,154,433
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,575	1,396,493
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,243,618
4.700%	04/15/48	750	810,683
4.875%	06/01/25	2,275	2,561,766
5.200%	03/01/47	25	28,596
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	163,662
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	3,495	3,517,550
4.500%	03/15/50	245	248,686
4.950%	07/13/47	640	678,954
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	1,315	1,348,232
5.300%	03/01/48	80	80,317
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	256,206
4.900%	01/15/45	1,100	1,219,494
			17,403,040
Real Estate Investment Trusts (REITs) — 0.3%
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	1,300	1,374,706
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	814,234
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	2,420	2,421,861
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	750	735,508
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	900	955,135

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	2,250	$2,378,376
			8,679,820
Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,978,036
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,748,337
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	500	544,481
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,020	1,051,829
			7,322,683
Semiconductors — 0.2%
Broadcom, Inc.,
Gtd. Notes
4.750%	04/15/29	3,650	4,102,825
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/31(a)	2,175	2,136,784
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	360	330,349
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,425	1,288,229
			3,755,362
Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	1,070	998,910
4.300%	02/15/30	490	551,629
4.500%	05/15/35	225	253,652
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	1,371	1,301,340
3.500%	09/15/53	2,817	2,605,064
3.650%	09/15/59	4	3,661
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	350	541,096
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	1,300	1,327,957
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	264,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27(a)	785	$801,630
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	175	176,411
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/15/30	5,500	5,968,058
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,515	1,513,014
2.650%	11/20/40	1,095	1,000,838
4.016%	12/03/29	1,365	1,526,360
4.500%	08/10/33	865	1,007,715
4.862%	08/21/46	615	740,973
			20,582,868
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	946,080
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	941,414
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	140,463
			2,027,957

Total Corporate Bonds (cost $274,371,873)			290,760,047
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	205,882
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	2,016,878
Taxable, Revenue Bonds
2.574%	04/01/31	415	428,977
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,900,212
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	535,462
7.625%	03/01/40	205	329,738
			5,211,267

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	$842,799
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,394,550
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,305	2,453,419
			3,847,969
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,574,240
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,387,485
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	530,843
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	275	322,476
			853,319
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	572,909
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	666,696
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	412,002

Total Municipal Bonds (cost $11,807,087)			15,574,568
Residential Mortgage-Backed Securities — 1.6%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	20	19,994
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.560%(cc)	02/25/35	77	79,651
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	04/25/28	87	87,021
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	08/25/28	107	$107,419
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.509%(c)	06/25/30	155	155,820
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	06/25/30	305	305,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.256%	09/15/21^	2,107	2,097,470
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.859%(c)	08/29/22	2,463	2,460,839
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.811%(cc)	02/25/37	121	122,061
CIM Trust,
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,543	1,544,266
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	808	859,928
FHLMC REMICS,
Series 4535, Class PA
3.000%	03/15/44	680	709,447
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	03/25/30	424	423,863
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.617%(c)	11/25/50	2,095	2,104,827
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.709%(c)	07/25/50	1,030	1,038,541
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.359%(c)	09/25/50	155	161,203
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	09/25/48	2	2,362
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.759%(c)	05/25/29	116	115,903
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.964%(cc)	07/25/35	50	50,217
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	296	295,490

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Mello Warehouse Securitization Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	10/25/53	1,260	$1,260,244
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.809%(c)	02/25/55	1,600	1,599,873
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.356%(c)	01/23/23	400	400,071
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23	380	379,971
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.456%(c)	04/23/23	735	734,944
Series 2020-05, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.106%(c)	08/10/23	1,090	1,088,062
Series 2021-01, Class A2, 144A
0.000%(cc)	03/10/22^	2,600	2,600,000
MRA Issuance Trust,
Series 2020-15, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.615%(c)	07/15/21	6,030	6,030,334
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	01/25/48	306	306,983
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.659%(c)	07/25/28	103	103,310
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	07/25/29	29	28,742
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.859%(c)	07/25/30	412	415,019
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.924%(c)	12/25/22	2,435	2,449,156
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.015%(c)	02/27/24	3,888	3,883,127
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.810%(c)	02/25/55^	2,340	2,340,000
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	1,209	1,302,167
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.607%(c)	05/20/21		320	$320,082
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.007%(c)	04/11/22^		2,600	2,600,000
Series 2021-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.759%(c)	01/26/54		1,970	1,969,874
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.578%(cc)	02/25/34		102	103,808

Total Residential Mortgage-Backed Securities (cost $42,483,597)				42,657,089
Sovereign Bonds — 0.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,626,172
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	454,815
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	234,288
7.375%	09/18/37		450	594,847
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	794,436
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	426,222
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,566,809
4.450%	02/11/24		355	387,336
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	848,614
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	1,874,791
4.750%	01/08/26		350	396,046
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	214,754
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	1,038,906
2.625%	04/20/22		1,400	1,432,677
3.000%	03/12/24		200	213,679
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		395	430,433
4.500%	04/16/50		340	375,494

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	$852,021
5.103%	04/23/48		665	842,586
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	960	1,315,668
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		980	990,252
2.875%	03/04/23		1,285	1,336,159
4.000%	04/17/25		750	825,438
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,200	1,229,437
3.250%	06/01/23		600	635,424
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		405	496,269
5.100%	06/18/50(a)		395	489,678

Total Sovereign Bonds (cost $21,328,788)				22,923,251
U.S. Government Agency Obligations — 7.8%
Federal Home Loan Bank
5.500%	07/15/36		850	1,228,374
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,000	966,619
2.000%	01/01/32		615	633,350
2.000%	06/01/40		1,063	1,081,359
2.000%	10/01/40		1,652	1,671,419
2.500%	03/01/30		356	373,251
2.500%	04/01/51		7,683	7,891,571
3.000%	10/01/28		244	260,310
3.000%	06/01/29		500	532,034
3.000%	01/01/37		144	151,876
3.000%	06/01/42		225	238,741
3.000%	10/01/42		539	570,395
3.000%	01/01/43		507	539,095
3.000%	07/01/43		1,337	1,416,124
3.000%	11/01/49		2,418	2,516,269
3.000%	02/01/50		2,496	2,603,678
3.000%	05/01/50		571	594,660
3.500%	06/01/42		216	233,497
3.500%	01/01/47		444	473,659
3.500%	02/01/47		632	672,689
4.000%	06/01/26		283	301,884
4.000%	09/01/26		96	102,158
4.000%	03/01/38		292	317,210
4.000%	10/01/39		456	505,158
4.000%	09/01/40		582	638,190
4.000%	12/01/40		252	277,888
4.000%	10/01/41		256	280,999
4.000%	01/01/42		83	90,804
4.500%	02/01/39		65	72,863
4.500%	09/01/39		93	104,063
4.500%	10/01/39		831	937,261
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	12/01/39	79	$88,509
4.500%	07/01/41	87	95,003
4.500%	07/01/41	1,492	1,682,864
4.500%	08/01/41	118	128,972
4.500%	08/01/41	182	201,453
4.500%	08/01/41	240	267,641
4.500%	10/01/41	102	111,244
4.500%	12/01/47	207	227,019
4.500%	08/01/48	471	513,786
5.000%	05/01/34	15	17,756
5.000%	05/01/34	180	209,267
5.000%	10/01/35	5	5,693
5.000%	07/01/37	295	343,634
5.000%	05/01/39	42	48,893
5.500%	12/01/33	39	43,456
5.500%	01/01/34	38	43,158
5.500%	06/01/34	67	78,085
5.500%	07/01/34	138	160,708
5.500%	05/01/37	37	43,305
5.500%	02/01/38	283	332,725
5.500%	05/01/38	32	37,203
5.500%	07/01/38	75	87,948
6.000%	03/01/32	132	150,353
6.000%	12/01/33	47	53,278
6.000%	11/01/36	38	44,421
6.000%	01/01/37	36	43,554
6.000%	05/01/37	17	20,509
6.000%	02/01/38	3	3,378
6.000%	08/01/39	47	56,414
6.750%	09/15/29	120	168,901
6.750%	03/15/31(k)	550	796,358
7.000%	05/01/31	6	6,195
7.000%	06/01/31	12	13,097
7.000%	08/01/31	101	114,660
7.000%	10/01/31	6	6,401
Federal National Mortgage Assoc.
1.500%	11/01/50	1,001	967,846
1.500%	04/01/51	4,000	3,867,439
2.000%	TBA	17,000	16,936,914
2.000%	08/01/31	594	611,071
2.000%	02/01/41	1,954	1,980,541
2.000%	10/01/50	5,944	5,937,324
2.000%	11/01/50	1,987	1,984,901
2.000%	02/01/51	1,997	1,994,853
2.500%	TBA	7,500	7,696,289
2.500%	TBA	14,000	14,336,328
2.500%	01/01/28	488	510,052
2.500%	10/01/43	488	505,492
2.500%	12/01/46	970	999,429
2.500%	08/01/50	3,292	3,381,509
3.000%	02/01/27	935	992,291
3.000%	08/01/30	663	701,959
3.000%	11/01/36	1,147	1,194,418
3.000%	12/01/42	1,129	1,199,596
3.000%	03/01/43	207	218,600
3.000%	11/01/46	722	763,277
3.000%	01/01/47	1,048	1,097,209

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	02/01/47	1,079	$1,140,241
3.000%	03/01/47	561	590,514
3.000%	06/01/49	33	33,927
3.000%	12/01/49	2,719	2,831,643
3.000%	02/01/50	2,397	2,497,081
3.000%	03/01/50	579	602,795
3.000%	03/01/50	717	748,004
3.000%	04/01/50	741	772,446
3.000%	05/01/50	439	457,532
3.500%	07/01/31	651	700,805
3.500%	02/01/33	1,590	1,713,063
3.500%	06/01/39	377	407,869
3.500%	01/01/42	2,600	2,809,083
3.500%	05/01/42	1,261	1,363,060
3.500%	07/01/42	613	665,955
3.500%	08/01/42	217	234,216
3.500%	08/01/42	651	707,316
3.500%	09/01/42	310	334,986
3.500%	09/01/42	1,241	1,345,645
3.500%	11/01/42	180	195,045
3.500%	03/01/43	1,830	1,988,700
3.500%	04/01/43	399	433,851
3.500%	04/01/43	553	601,255
3.500%	01/01/46	1,077	1,165,613
3.500%	07/01/46	959	1,022,491
3.500%	11/01/46	1,053	1,122,718
3.500%	09/01/47	539	572,619
3.500%	01/01/48	3,799	4,029,833
3.500%	05/01/48	950	1,004,453
3.500%	07/01/48	588	622,504
4.000%	10/01/41	1,655	1,820,167
4.000%	09/01/44	1,237	1,356,266
4.000%	10/01/46	349	379,339
4.000%	02/01/47	300	323,296
4.000%	09/01/47	926	999,081
4.000%	11/01/47	518	568,005
4.000%	11/01/47	1,538	1,660,381
4.000%	03/01/49	6,581	7,040,856
4.500%	07/01/33	35	39,174
4.500%	08/01/33	30	33,190
4.500%	09/01/33	70	77,275
4.500%	10/01/33	5	5,673
4.500%	10/01/33	26	29,369
4.500%	10/01/33	83	92,167
4.500%	01/01/35	1	1,215
4.500%	07/01/39	607	684,277
4.500%	08/01/39	930	1,048,340
4.500%	03/01/41	297	332,550
4.500%	11/01/47	2,071	2,270,716
4.500%	01/01/49	397	431,299
5.000%	03/01/34	170	196,269
5.000%	06/01/35	62	72,341
5.000%	07/01/35	82	95,512
5.000%	09/01/35	62	71,962
5.000%	11/01/35	70	81,057
5.000%	02/01/36	77	89,514
5.000%	05/01/36	39	45,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	09/01/33	146	$169,800
5.500%	10/01/33	66	76,074
5.500%	12/01/33	37	42,929
5.500%	01/01/34	1	1,031
5.500%	12/01/34	140	163,687
5.500%	10/01/35	516	603,393
5.500%	03/01/36	48	53,950
5.500%	05/01/36	112	130,894
5.500%	04/01/37	69	81,378
6.000%	05/01/21	—(r)	94
6.000%	08/01/22	10	9,919
6.000%	04/01/33	15	17,591
6.000%	06/01/33	5	5,379
6.000%	10/01/33	211	242,642
6.000%	11/01/33	4	4,348
6.000%	11/01/33	14	15,314
6.000%	11/01/33	44	49,316
6.000%	01/01/34	253	301,507
6.000%	02/01/34	50	57,457
6.000%	03/01/34	27	29,991
6.000%	03/01/34	40	44,791
6.000%	07/01/34	155	185,240
6.000%	08/01/34	1	657
6.000%	10/01/34	3	3,427
6.000%	11/01/34	2	2,727
6.000%	11/01/34	8	8,532
6.000%	01/01/35	52	58,931
6.000%	01/01/35	144	164,536
6.000%	02/01/35	72	80,477
6.000%	02/01/35	188	224,873
6.000%	03/01/35	2	1,900
6.000%	04/01/35	1	740
6.000%	07/01/36	30	35,806
6.000%	02/01/37	53	63,889
6.000%	05/01/37	21	24,587
6.000%	06/01/37	—(r)	520
6.000%	08/01/37	12	14,218
6.000%	09/01/37	—(r)	364
6.000%	10/01/37	34	39,945
6.000%	05/01/38	48	57,459
6.000%	06/01/38	2	2,272
6.250%	05/15/29(k)	610	824,212
6.500%	07/01/32	38	43,289
6.500%	09/01/32	1	1,657
6.500%	09/01/32	40	45,469
6.500%	09/01/32	56	64,082
6.500%	09/01/32	66	76,234
6.500%	04/01/33	71	82,027
6.500%	11/01/33	20	23,221
6.500%	01/01/34	30	34,806
6.500%	09/01/34	57	64,490
6.500%	10/01/34	42	48,314
6.500%	09/01/36	47	55,966
6.500%	10/01/36	14	16,285
6.500%	11/01/36	20	22,584
6.500%	01/01/37	38	42,451
6.500%	01/01/37	98	112,403

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.625%	11/15/30(k)	800	$1,140,041
7.000%	02/01/32	16	18,347
7.000%	05/01/32	12	14,050
7.000%	06/01/32	18	20,592
7.000%	07/01/32	41	46,976
7.125%	01/15/30(k)	3,195	4,601,022
Government National Mortgage Assoc.
2.000%	12/20/50	991	1,000,597
2.500%	TBA	4,000	4,127,188
2.500%	03/20/43	201	209,529
2.500%	12/20/46	416	432,464
3.000%	12/20/44	160	170,430
3.000%	03/15/45	484	507,219
3.000%	11/20/45	496	525,031
3.000%	03/20/46	1,088	1,151,904
3.000%	07/20/46	2,808	2,964,520
3.000%	08/20/46	746	789,574
3.000%	10/20/46	648	682,682
3.000%	11/20/46	387	407,769
3.000%	12/20/46	691	729,620
3.000%	01/20/47	198	208,502
3.000%	04/20/47	859	904,681
3.000%	12/20/49	357	371,797
3.500%	12/20/42	852	924,962
3.500%	05/20/43	260	282,684
3.500%	04/20/45	906	970,146
3.500%	07/20/46	3,509	3,736,262
3.500%	07/20/48	2,938	3,129,245
3.500%	11/20/48	951	1,005,196
3.500%	06/20/49	4,123	4,351,974
4.000%	06/15/40	49	54,207
4.000%	05/20/41	44	49,150
4.000%	12/20/42	456	506,215
4.000%	08/20/44	190	210,792
4.000%	11/20/45	403	442,932
4.000%	12/20/45	1,093	1,197,888
4.000%	09/20/47	3,617	3,902,459
4.000%	02/20/49	1,516	1,622,599
4.500%	04/15/40	306	343,067
4.500%	01/20/41	327	371,889
4.500%	02/20/41	528	600,251
4.500%	03/20/41	262	294,147
4.500%	06/20/44	391	438,323
4.500%	09/20/46	333	372,434
4.500%	11/20/46	494	553,792
4.500%	03/20/47	294	322,470
4.500%	05/20/48	578	624,548
4.500%	08/20/48	1,009	1,104,056
5.000%	10/20/37	63	72,315
5.000%	04/20/45	411	472,007
5.500%	08/15/33	168	187,012
5.500%	08/15/33	173	192,529
5.500%	09/15/33	38	41,703
5.500%	12/15/33	12	13,476
5.500%	03/15/34	142	158,099
5.500%	12/15/34	235	273,066
5.500%	07/15/35	46	53,784
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	04/15/36	69	$76,331
6.000%	11/15/23	—(r)	97
6.000%	04/15/33	6	7,424
6.000%	12/15/33	72	81,353
6.000%	01/15/34	20	22,108
6.000%	01/15/34	27	31,042
6.000%	01/15/34	44	52,514
6.000%	06/20/34	83	97,483
6.000%	07/15/34	58	69,325
6.500%	10/15/23	1	556
6.500%	12/15/23	2	1,781
6.500%	01/15/24	—(r)	305
6.500%	01/15/24	—(r)	350
6.500%	01/15/24	2	2,326
6.500%	01/15/24	6	6,845
6.500%	01/15/24	7	7,331
6.500%	01/15/24	7	7,670
6.500%	01/15/24	12	13,942
6.500%	01/15/24	28	31,123
6.500%	02/15/24	1	1,242
6.500%	02/15/24	2	2,668
6.500%	02/15/24	3	3,374
6.500%	02/15/24	3	3,624
6.500%	02/15/24	3	3,796
6.500%	02/15/24	4	4,855
6.500%	03/15/24	—(r)	461
6.500%	03/15/24	—(r)	476
6.500%	03/15/24	2	2,310
6.500%	04/15/24	—(r)	256
6.500%	04/15/24	1	1,010
6.500%	04/15/24	1	1,171
6.500%	04/15/24	1	1,371
6.500%	04/15/24	4	5,004
6.500%	04/15/24	6	6,650
6.500%	05/15/24	2	2,655
6.500%	05/15/24	3	2,814
6.500%	05/15/24	9	9,802
6.500%	10/15/24	8	8,742
6.500%	11/15/28	4	4,370
6.500%	08/15/31	4	4,394
6.500%	12/15/31	9	10,689
6.500%	02/15/32	27	30,523
6.500%	06/15/32	13	14,109
6.500%	07/15/32	30	33,929
6.500%	08/15/32	3	3,883
6.500%	08/15/32	5	6,184
6.500%	08/15/32	7	7,810
6.500%	08/15/32	24	27,296
6.500%	08/15/32	137	161,235
6.500%	08/15/34	23	26,773
6.500%	06/15/35	28	32,474
6.500%	09/15/36	38	44,479
8.000%	01/15/24	4	4,446
8.000%	07/15/24	—(r)	275

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510	$733,908

Total U.S. Government Agency Obligations (cost $206,189,788)			211,209,559
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bonds
1.625%	11/15/50(h)	365	304,490
3.625%	02/15/44(h)	490	602,853
U.S. Treasury Notes
0.250%	03/15/24	450	448,805
0.750%	03/31/26	325	322,131
1.125%	02/15/31(a)	2,740	2,588,872
3.125%	11/15/28(a)	1,650	1,845,164
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40(k)	830	519,139
2.000%(s)	08/15/39(k)	360	231,778
2.378%(s)	11/15/43	3,600	2,040,609

Total U.S. Treasury Obligations (cost $9,269,779)			8,903,841

Total Long-Term Investments (cost $1,270,639,066)			2,372,804,140

	Shares
Short-Term Investments — 17.2%
Affiliated Mutual Funds — 17.1%
PGIM Core Ultra Short Bond Fund(wa)	396,471,335	396,471,335
PGIM Institutional Money Market Fund (cost $67,603,380; includes $67,594,706 of cash collateral for securities on loan)(b)(wa)	67,738,386	67,704,517

Total Affiliated Mutual Funds (cost $464,074,715)		464,175,852

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 0.1%
U.S. Treasury Bills
0.045%	09/16/21	100	99,990
0.045%	09/16/21	175	174,982
0.045%	09/16/21	2,400	2,399,750

Total U.S. Treasury Obligations (cost $2,674,438)				2,674,722

Value
Option Purchased*~ — 0.0%
(cost $113,301)	$387,578

Total Short-Term Investments (cost $466,862,454)	467,238,152

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.7% (cost $1,737,501,520)	2,840,042,292

Options Written*~ — (0.0)%
(premiums received $50,832)	(194,734)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.7% (cost $1,737,450,688)	2,839,847,558

Liabilities in excess of other assets(z) — (4.7)%	(127,101,850)

Net Assets — 100.0%	$2,712,745,708

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
CDI	Chess Depository Interest
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CPI	Consumer Price Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ERISA	Employee Retirement Income Security Act of 1974
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,637,470 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,198,791; cash collateral of $67,594,706 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$134.00		121		121	$387,578
(cost $113,301)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/21/21	$132.00		121		121	$(194,734)
(premiums received $50,832)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
98	2 Year U.S. Treasury Notes	Jun. 2021	$21,631,203	$(2,806)
77	10 Year U.S. Treasury Notes	Jun. 2021	10,082,188	(39,701)
14	10 Year U.S. Ultra Treasury Notes	Jun. 2021	2,011,625	(71,989)
309	20 Year U.S. Treasury Bonds	Jun. 2021	47,769,469	(1,125,367)
303	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	54,909,281	(2,857,084)
8	Mini MSCI EAFE Index	Jun. 2021	876,800	(4,019)
186	S&P 500 E-Mini Index	Jun. 2021	36,896,820	234,301
				(3,866,665)
Short Positions:
28	5 Year Euro-Bobl	Jun. 2021	4,435,433	(18,742)
A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
154	5 Year U.S. Treasury Notes	Jun. 2021	$19,003,360	$63,011
23	10 Year Euro-Bund	Jun. 2021	4,619,781	(785)
12	Euro Schatz Index	Jun. 2021	1,577,516	(1,348)
				42,136
				$(3,824,529)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/06/21	Citibank, N.A.	EUR	14,161	$16,723,559	$16,608,090	$—	$(115,469)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/20/21	Citibank, N.A.	CAD	1,700	$1,337,382	$1,352,812	$—	$(15,430)
Euro,
Expiring 04/06/21	BNP Paribas S.A.	EUR	7,451	9,050,804	8,739,111	311,693	—
Expiring 04/06/21	Citibank, N.A.	EUR	5,000	5,961,391	5,864,321	97,070	—
Expiring 04/06/21	The Toronto-Dominion Bank	EUR	1,709	2,067,165	2,004,658	62,507	—
Expiring 05/05/21	Citibank, N.A.	EUR	14,161	16,733,655	16,618,167	115,488	—
				$35,150,397	$34,579,069	586,758	(15,430)
						$586,758	$(130,899)
Credit default swap agreement outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	2,800	0.393%	$13,346	$10,973	$2,373	Bank of America, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
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PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreement outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
2,600	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(51,141)	$(51,141)
5,200	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(116,869)	(116,869)
15,685	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(51,265)	(232,055)	(180,790)
7,790	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(75,021)	(75,021)
				$(51,265)	$(475,086)	$(423,821)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	790	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	$(7,175)	$(137,988)	$(130,813)
	2,600	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	—	48,567	48,567
	5,200	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	93,876	93,876
	15,685	02/02/26	0.362%(A)	1 Day USOIS(1)(A)	141,798	333,476	191,678
	7,790	02/18/26	0.506%(A)	1 Day USOIS(1)(A)	—	115,622	115,622
					$134,623	$453,553	$318,930

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Barclays Capital U.S. CMBS (ERISA Only) Index(M)	1 Month LIBOR - 15 bps(M)	Barclays Bank PLC	5/01/21	10,980	$(109,939)	$—	$(109,939)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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